SCHEDULE OF COST OF REVENUES INCURRED WITH RELATED PARTIES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Cost of revenues incurred with related parties	¥ 24,265,941	¥ 17,205,966	¥ 18,451,969
Sugimoto Hiroyuki [Member] | Real Estate Properties Purchase [Member]
Related Party Transaction [Line Items]
Cost of revenues incurred with related parties	22,752
Cumica [Member] | Real Estate Management and Construction Fees [Member]
Related Party Transaction [Line Items]
Cost of revenues incurred with related parties	1,839
Transista Co., Ltd [Member] | Real Estate Management and Construction Fees [Member]
Related Party Transaction [Line Items]
Cost of revenues incurred with related parties	7,342
Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues incurred with related parties	¥ 31,933